Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital CNY (¥)	Share capital USD ($)	Treasury shares CNY (¥)	Treasury shares USD ($)	Share premium CNY (¥)	Share premium USD ($)	Capital and reserves CNY (¥)	Capital and reserves USD ($)	Exchange fluctuation reserve CNY (¥)	Exchange fluctuation reserve USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 178		¥ (3)		¥ 5,342,072		¥ (330,173)		¥ (220,776)		¥ (3,556,561)						¥ 1,234,737
Balance at Dec. 31, 2021	178		(3)		5,342,072		(330,173)		(220,776)		(3,556,561)						1,234,737
Loss for the year											(882,924)						(882,924)
Exchange differences on translation of operations									61,497								61,497
Total comprehensive loss for the year									61,497		(882,924)						(821,427)
Repurchase of ordinary shares			(26,776)														(26,776)
- Pre-IPO share option expenses							10,645										10,645
- RSU expenses							11,460										11,460
- Exercise of pre-IPO share options	2				37,484		(37,467)										19
- Vesting of RSUs			227		13,473		(13,700)
Balance at Dec. 31, 2022	180		(26,552)		5,393,029		(359,235)		(159,279)		(4,439,485)		¥ 408,658				408,658
Balance (in Dollars)	180		(26,552)		5,393,029		(359,235)		(159,279)		(4,439,485)		408,658				408,658
Loss for the year											(925,637)		(925,637)		(75)		(925,712)
Exchange differences on translation of operations									26,259				26,259				26,259
Total comprehensive loss for the year									26,259		(925,637)		(899,378)		(75)		(899,453)
Capital contribution from a non-controlling shareholder of a subsidiary															10,290		10,290
Issue of ordinary shares	15				470,066								470,081				470,081
Repurchase of ordinary shares			(5,923)										(5,923)				(5,923)
- Pre-IPO share option expenses							3,750						3,750				3,750
- RSU expenses							27,753						27,753				27,753
- Exercise of pre-IPO share options	1				18,354		(18,347)						8				8
- Vesting of RSUs			11,123		14,239		(25,362)
Equity-settled bonus	1		1		55,466								55,468				55,468
Balance at Dec. 31, 2023	197		(21,351)		5,951,154		(371,441)		(133,020)		(5,365,122)		60,417		10,215		70,632
Balance (in Dollars)	197		(21,351)		5,951,154		(371,441)		(133,020)		(5,365,122)		60,417		10,215		70,632
Loss for the year											(405,433)		(405,433)		(247)		(405,680)	$ (55,577)
Exchange differences on translation of operations									6,949				6,949				6,949
Total comprehensive loss for the year									6,949		(405,433)		(398,484)		(247)		(398,731)	(54,625)
Issue of ordinary shares	17				533,923								533,940				533,940
Repurchase of ordinary shares			(1,959)										(1,959)				(1,959)
- RSU expenses							20,924						20,924				20,924
- Exercise of pre-IPO share options					11,379		(11,373)						6				6
- Vesting of RSUs			14,671		7,954		(22,625)
Equity-settled bonus			8,631		40,719								49,350				49,350
Balance at Dec. 31, 2024	214	$ 29	(8)	$ (1)	6,545,129	$ 896,679	(384,515)	$ (52,678)	(126,071)	$ (17,272)	(5,770,555)	$ (790,563)	264,194	$ 36,194	9,968	$ 1,366	274,162	37,560
Balance (in Dollars)	¥ 214	$ 29	¥ (8)	$ (1)	¥ 6,545,129	$ 896,679	¥ (384,515)	$ (52,678)	¥ (126,071)	$ (17,272)	¥ (5,770,555)	$ (790,563)	¥ 264,194	$ 36,194	¥ 9,968	$ 1,366	¥ 274,162	$ 37,560